UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2011
DATE OF REPORTING PERIOD: July 31, 2011

Calamos Convertible and High Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (83.1%)
		Consumer Discretionary (16.3%)
4,238,000		American Axle & Manufacturing, Inc. 7.875%, 03/01/17	$4,349,248
4,355,000		Asbury Automotive Group, Inc.µ 7.625%, 03/15/17	4,365,887
3,296,000		Cedar Fair, LP 9.125%, 08/01/18	3,580,280
6,435,000		Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	6,740,662
1,801,000		Dana Holding Corp. 6.750%, 02/15/21	1,839,271
		DISH Network Corp.µ
7,063,000		7.875%, 09/01/19	7,795,786
5,933,000		7.125%, 02/01/16	6,363,142
7,063,000		Exide Technologiesµ* 8.625%, 02/01/18	7,239,575
3,767,000		Express, LLC 8.750%, 03/01/18	4,087,195
3,757,000		GameStop Corp.µ 8.000%, 10/01/12	3,822,748
		Goodyear Tire & Rubber Companyµ
4,869,000		8.250%, 08/15/20	5,368,072
1,779,000		7.000%, 03/15/28	1,752,315
6,827,000		Hanesbrands, Inc.µ‡ 3.770%, 12/15/14	6,844,067
8,758,000		Hasbro, Inc.µ 6.600%, 07/15/28	9,545,046
1,761,000		Interpublic Group of Companies, Inc. 10.000%, 07/15/17	2,091,188
		J.C. Penney Company, Inc.
2,932,000		6.375%, 10/15/36	2,631,470
2,702,000		7.125%, 11/15/23µ	2,816,835
1,413,000		7.650%, 08/15/16	1,591,391
		Jaguar Land Rover, PLC*
3,390,000		7.750%, 05/15/18	3,457,800
2,825,000		8.125%, 05/15/21	2,874,438
7,138,000		Jarden Corp.µ 7.500%, 05/01/17	7,503,822
3,296,000		Liberty Media Corp.µ 8.250%, 02/01/30	3,254,800
		Limited Brands, Inc.
2,825,000		7.600%, 07/15/37µ	2,832,063
1,458,000		6.625%, 04/01/21	1,516,320
942,000		6.950%, 03/01/33µ	876,060
3,484,000		Live Nation Entertainment, Inc.* 8.125%, 05/15/18	3,562,390
5,490,000		NetFlix, Inc.µ 8.500%, 11/15/17	6,231,150
4,458,000		Perry Ellis International, Inc.µ 7.875%, 04/01/19	4,658,610
		Royal Caribbean Cruises, Ltd.
11,206,000		7.500%, 10/15/27µ	11,374,090
942,000		7.000%, 06/15/13µ	1,011,473
377,000		7.250%, 06/15/16	408,103
		Service Corp. International
8,004,000		7.500%, 04/01/27µ	7,803,900
1,883,000		7.000%, 05/15/19	2,019,518
942,000		7.625%, 10/01/18µ	1,055,040
942,000		Speedway Motorsports, Inc. 8.750%, 06/01/16	1,031,490
3,825,000		Vail Resorts, Inc.* 6.500%, 05/01/19	3,934,969
5,528,000		Wynn Las Vegas, LLC 7.750%, 08/15/20	6,136,080

			154,366,294

		Consumer Staples (3.3%)
		Constellation Brands, Inc.
4,558,000		7.250%, 09/01/16µ	5,047,985
864,000		8.375%, 12/15/14	995,760
3,478,000		Darling International, Inc. 8.500%, 12/15/18	3,847,537
2,825,000		Dean Foods Company* 9.750%, 12/15/18	3,036,875
141,000		Elizabeth Arden, Inc. 7.375%, 03/15/21	147,345
3,707,000		JBS USA, LLC* 7.250%, 06/01/21	3,679,198
4,124,000		Reynolds American, Inc.~ 7.250%, 06/15/37	4,596,553
9,417,000		Smithfield Foods, Inc.µ 7.750%, 07/01/17	10,005,562

			31,356,815

		Energy (18.0%)
16,951,000	NOK	Aker Solutions, ASA 8.700%, 06/26/14	3,392,652
		Arch Coal, Inc.
6,121,000		8.750%, 08/01/16µ	6,824,915
1,930,000		7.250%, 10/01/20	2,028,913
1,115,000		Arch Western Finance, LLC 6.750%, 07/01/13	1,127,544
5,457,000		Basic Energy Services, Inc.µ* 7.750%, 02/15/19	5,607,067
		Berry Petroleum Company
6,283,000		8.250%, 11/01/16µ	6,597,150
1,883,000		10.250%, 06/01/14	2,160,743
1,413,000		Bill Barrett Corp. 9.875%, 07/15/16	1,603,755
4,604,000		Brigham Exploration Companyµ 8.750%, 10/01/18	5,202,520
7,416,000		Bristow Group, Inc.µ 7.500%, 09/15/17	7,805,340
8,004,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	8,264,130
8,475,000		Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	9,068,250
		Chesapeake Energy Corp.
3,767,000		9.500%, 02/15/15µ	4,445,060

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

2,469,000	6.625%, 08/15/20	$2,678,865
6,592,000	Clayton Williams Energy, Inc.* 7.750%, 04/01/19	6,443,680
4,709,000	Complete Production Services, Inc.µ 8.000%, 12/15/16	4,967,995
7,722,000	Comstock Resources, Inc.µ 8.375%, 10/15/17	8,223,930
5,104,000	Concho Resources, Inc.µ 8.625%, 10/01/17	5,639,920
1,883,000	Continental Resources, Inc.µ 8.250%, 10/01/19	2,080,715
	Frontier Oil Corp.
6,823,000	8.500%, 09/15/16	7,351,782
920,000	6.875%, 11/15/18µ	986,700
4,406,000	GulfMark Offshore, Inc.µ 7.750%, 07/15/14	4,466,582
6,592,000	Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	6,954,560
2,867,000	HollyFrontier Corp.µ 9.875%, 06/15/17	3,232,543
3,715,000	Hornbeck Offshore Services, Inc.µ 8.000%, 09/01/17	3,817,162
942,000	Linn Energy, LLC* 6.500%, 05/15/19	943,178
4,238,000	Pride International, Inc. 8.500%, 06/15/19	5,481,400
5,179,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	5,728,326
7,157,000	SESI, LLCµ 6.875%, 06/01/14	7,291,194
4,107,000	SM Energy Company* 6.625%, 02/15/19	4,250,745
	Swift Energy Company
6,498,000	8.875%, 01/15/20µ	7,115,310
2,260,000	7.125%, 06/01/17	2,339,100
5,148,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	5,431,140
471,000	Unit Corp. 6.625%, 05/15/21	478,065
6,592,000	W & T Offshore, Inc.* 8.500%, 06/15/19	6,863,920
2,692,000	Whiting Petroleum Corp. 6.500%, 10/01/18	2,786,220

		169,681,071

	Financials (4.0%)
2,764,000	AON Corp.µ 8.205%, 01/01/27	3,192,420
2,166,000	Janus Capital Group, Inc. 6.700%, 06/15/17	2,402,410
	Leucadia National Corp.
10,236,000	8.125%, 09/15/15µ	11,310,780
2,251,000	7.000%, 08/15/13µ	2,419,825
1,811,000	7.125%, 03/15/17	1,894,759
5,650,000	Nuveen Investments, Inc. 10.500%, 11/15/15	5,918,375
	OMEGA Healthcare Investors, Inc.
3,626,000	7.500%, 02/15/20	3,893,417
1,413,000	6.750%, 10/15/22	1,444,793
4,709,000	Senior Housing Properties Trustµ 8.625%, 01/15/12	4,844,501

		37,321,280

	Health Care (8.1%)
1,883,000	Bio-Rad Laboratories, Inc. 8.000%, 09/15/16	2,116,021
2,354,000	Community Health Systems, Inc. 8.875%, 07/15/15	2,439,333
8,142,000	DaVita, Inc.µ 6.625%, 11/01/20	8,345,550
	Endo Pharmaceuticals Holdings, Inc.*
8,475,000	7.000%, 12/15/20µ	8,877,562
1,413,000	7.000%, 07/15/19	1,487,183
8,475,000	Giant Funding Corp.µ* 8.250%, 02/01/18	8,962,312
2,825,000	HCA, Inc.* 7.750%, 05/15/21	2,888,563
	HealthSouth Corp.µ
3,061,000	7.750%, 09/15/22	3,275,270
2,354,000	7.250%, 10/01/18	2,477,585
	Mylan, Inc.*
5,518,000	7.625%, 07/15/17µ	6,083,595
3,061,000	7.875%, 07/15/20	3,413,015
5,030,000	Teleflex, Inc. 6.875%, 06/01/19	5,206,050
	Valeant Pharmaceuticals International, Inc.*
7,063,000	7.000%, 10/01/20	6,851,110
3,296,000	7.250%, 07/15/22µ	3,188,880
1,224,000	6.750%, 10/01/17	1,202,580
9,180,000	Warner Chilcott Company, LLCµ* 7.750%, 09/15/18	9,317,700

		76,132,309

	Industrials (12.2%)
5,485,000	Abengoa, SAµ* 8.875%, 11/01/17	5,539,850
	BE Aerospace, Inc.
5,179,000	8.500%, 07/01/18µ	5,729,269
412,000	6.875%, 10/01/20	444,960
	Belden, Inc.
3,767,000	9.250%, 06/15/19	4,195,496
2,820,000	7.000%, 03/15/17µ	2,904,600
3,678,000	Boart Longyear Management Pty.* 7.000%, 04/01/21	3,797,535
2,825,000	Clean Harbors, Inc.* 7.625%, 08/15/16	3,015,688
	Deluxe Corp.µ
5,693,000	7.375%, 06/01/15	5,892,255
5,650,000	7.000%, 03/15/19*	5,650,000

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

4,547,000		Dycom Investments, Inc. 7.125%, 01/15/21	$4,660,675
2,825,000		Esterline Technologies Corp.µ 7.000%, 08/01/20	3,008,625
2,590,000		FTI Consulting, Inc. 6.750%, 10/01/20	2,654,750
2,354,000		GEO Group, Inc.* 6.625%, 02/15/21	2,365,770
4,554,000		GeoEye, Inc.µ 8.625%, 10/01/16	4,895,550
1,487,000		Great Lakes Dredge & Dock Corp.µ* 7.375%, 02/01/19	1,487,000
1,761,000		H&E Equipment Services, Inc. 8.375%, 07/15/16	1,827,038
		Huntington Ingalls Industries, Inc.*
246,000		7.125%, 03/15/21	255,225
235,000		6.875%, 03/15/18	243,225
5,129,000		Interline Brands, Inc.µ 7.000%, 11/15/18	5,270,047
1,883,000	GBP	Iron Mountain, Inc.* 7.250%, 04/15/14	3,059,944
3,296,000		Manitowoc Company, Inc. 8.500%, 11/01/20	3,600,880
2,825,000		Mobile Mini, Inc. 7.875%, 12/01/20	2,959,188
		Oshkosh Corp.
4,930,000		8.500%, 03/01/20µ	5,386,025
1,144,000		8.250%, 03/01/17	1,241,240
4,709,000		Sensata Technologies Holding, B.V.µ* 6.500%, 05/15/19	4,779,635
8,946,000		Spirit AeroSystems Holdings, Inc.µ 7.500%, 10/01/17	9,572,220
7,534,000		Terex Corp.µ 8.000%, 11/15/17	7,712,932
		Triumph Group, Inc.
2,580,000		8.000%, 11/15/17	2,773,500
2,354,000		8.625%, 07/15/18	2,595,285
5,549,000		Tutor Perini Corp. 7.625%, 11/01/18	5,368,657
1,883,000		WESCO Distribution, Inc. 7.500%, 10/15/17	1,939,490

			114,826,554

		Information Technology (8.4%)
		Advanced Micro Devices, Inc.
7,063,000		7.750%, 08/01/20µ	7,469,122
3,381,000		8.125%, 12/15/17	3,609,218
		Amkor Technology, Inc.
5,179,000		7.375%, 05/01/18µ	5,347,317
3,767,000		6.625%, 06/01/21*	3,729,330
5,320,000		Audatex North America, Inc.* 6.750%, 06/15/18	5,492,900
7,534,000		EH Holding Corp.* 7.625%, 06/15/21	7,797,690
		Equinix, Inc.
6,121,000		7.000%, 07/15/21µ	6,381,142
2,448,000		8.125%, 03/01/18	2,705,040
565,000		Fidelity National Information Services, Inc. 7.875%, 07/15/20	605,963
880,000		Hynix Semiconductor, Inc.* 7.875%, 06/27/17	938,256
8,946,000		iGATE Corp.µ* 9.000%, 05/01/16	8,990,730
942,000		Jabil Circuit, Inc. 7.750%, 07/15/16	1,059,750
2,759,000		Lexmark International, Inc.µ 6.650%, 06/01/18	3,077,058
7,636,000		MEMC Electronic Materials, Inc.µ* 7.750%, 04/01/19	7,330,560
5,650,000		Sanmina-SCI Corp.µ* 7.000%, 05/15/19	5,522,875
		Seagate Technology*
3,296,000		6.875%, 05/01/20	3,320,720
2,825,000		7.000%, 11/01/21	2,867,375
3,108,000		ViaSat, Inc. 8.875%, 09/15/16	3,278,940

			79,523,986

		Materials (6.5%)
1,978,000		Airgas, Inc. 7.125%, 10/01/18	2,184,317
3,531,000		Allegheny Ludlum Corp.µ 6.950%, 12/15/25	4,024,023
2,250,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	2,244,375
5,210,000		Clearwater Paper Corp. 7.125%, 11/01/18	5,463,988
6,479,000		Greif, Inc.µ 7.750%, 08/01/19	7,110,702
1,010,000		Kraton Polymers, LLC 6.750%, 03/01/19	1,028,938
3,359,000		Nalco Company 8.250%, 05/15/17	3,795,670
6,005,000		Neenah Paper, Inc.µ 7.375%, 11/15/14	6,155,125
5,650,000		Sealed Air Corp.µ* 6.875%, 07/15/33	5,125,375
4,162,000		Silgan Holdings, Inc.µ 7.250%, 08/15/16	4,463,745
		Steel Dynamics, Inc.
8,885,000		7.750%, 04/15/16µ	9,440,312
1,624,000		7.625%, 03/15/20	1,749,860
		Union Carbide Corp.µ
4,567,000		7.875%, 04/01/23	5,389,060
3,061,000		7.500%, 06/01/25	3,573,904

			61,749,394

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Telecommunication Services (4.8%)
5,688,000		CenturyLink, Inc.µ 6.875%, 01/15/28	$5,515,375
		Frontier Communications Corp.
7,722,000		9.000%, 08/15/31µ	8,021,228
2,825,000		8.250%, 04/15/17	3,114,563
9,786,000		MetroPCS Wireless, Inc.µ 7.875%, 09/01/18	10,458,787
6,592,000		Qwest Communications International Inc.µ 7.750%, 02/15/31	6,789,760
		Windstream Corp.
8,099,000		7.750%, 10/15/20	8,625,435
2,825,000		7.500%, 04/01/23µ	2,885,031

			45,410,179

		Utilities (1.5%)
		Calpine Corp.*
4,944,000		7.875%, 07/31/20µ	5,240,640
2,590,000		7.500%, 02/15/21	2,693,600
		NRG Energy, Inc.*
5,650,000		7.875%, 05/15/21µ	5,706,500
942,000		7.625%, 05/15/19	944,355

			14,585,095

		TOTAL CORPORATE BONDS (Cost $750,564,909)	784,952,977

CONVERTIBLE BONDS (17.4%)
		Consumer Discretionary (2.4%)
13,000,000		Liberty Media Corp. (Time Warner, Inc.)µ§ 3.125%, 03/30/23	15,258,750
8,820,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)µ§ 3.250%, 03/15/31	7,629,300

			22,888,050

		Energy (1.1%)
11,000,000		Chesapeake Energy Corp. 2.250%, 12/15/38	10,298,750

		Financials (0.6%)
5,500,000		Affiliated Managers Group, Inc.µ 3.950%, 08/15/38	6,180,625

		Health Care (0.4%)
3,250,000		LifePoint Hospitals, Inc.µ 3.500%, 05/15/14	3,424,688

		Industrials (1.4%)
13,000,000		Trinity Industries, Inc.µ 3.875%, 06/01/36	12,935,000

		Information Technology (8.3%)
1,800,000	GBP	Autonomy Corp., PLCµ 3.250%, 03/04/15	3,312,164
7,000,000		Euronet Worldwide, Inc.µ 3.500%, 10/15/25	7,035,000
41,000,000		Intel Corp.µ 2.950%, 12/15/35	42,332,500
23,500,000		Linear Technology Corp.µ 3.000%, 05/01/27	24,498,750
1,082,000		Rovi Corp. 2.625%, 02/15/40	1,401,190

			78,579,604

		Materials (3.2%)
5,200,000		Anglo American, PLCµ 4.000%, 05/07/14	9,208,295
7,400,000		AngloGold Ashanti, Ltd.µ 3.500%, 05/22/14	8,578,450
10,090,000		Newmont Mining Corp.µ 3.000%, 02/15/12	12,549,437

			30,336,182

		TOTAL CONVERTIBLE BONDS (Cost $159,133,765)	164,642,899

U.S. GOVERNMENT AND AGENCY SECURITIES (0.8%)
		United States Treasury Note~
4,002,000		1.000%, 03/31/12	4,022,474
3,531,000		0.875%, 01/31/12	3,543,140

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $7,564,205)	7,565,614

SOVEREIGN BONDS (1.6%)
		Federal Republic of Brazil
1,742,000	BRL	10.000%, 01/01/12	11,202,840
612,000	BRL	10.000%, 01/01/13	3,842,962

		TOTAL SOVEREIGN BONDS (Cost $13,727,692)	15,045,802

SYNTHETIC CONVERTIBLE SECURITIES (6.2%)
Corporate Bonds (5.1%)
		Consumer Discretionary (1.0%)
262,000		American Axle & Manufacturing, Inc. 7.875%, 03/01/17	268,877
270,000		Asbury Automotive Group, Inc.µ 7.625%, 03/15/17	270,675
204,000		Cedar Fair, LP 9.125%, 08/01/18	221,595
398,000		Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	416,905
111,000		Dana Holding Corp. 6.750%, 02/15/21	113,359
		DISH Network Corp.µ
437,000		7.875%, 09/01/19	482,339
367,000		7.125%, 02/01/16	393,607
437,000		Exide Technologiesµ* 8.625%, 02/01/18	447,925
233,000		Express, LLC 8.750%, 03/01/18	252,805

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

233,000		GameStop Corp.µ 8.000%, 10/01/12	$237,077
		Goodyear Tire & Rubber Companyµ
301,000		8.250%, 08/15/20	331,852
110,000		7.000%, 03/15/28	108,350
423,000		Hanesbrands, Inc.µ‡ 3.770%, 12/15/14	424,057
542,000		Hasbro, Inc.µ 6.600%, 07/15/28	590,707
109,000		Interpublic Group of Companies, Inc. 10.000%, 07/15/17	129,438
		J.C. Penney Company, Inc.
182,000		6.375%, 10/15/36	163,345
167,000		7.125%, 11/15/23µ	174,098
87,000		7.650%, 08/15/16	97,984
		Jaguar Land Rover, PLC*
210,000		7.750%, 05/15/18	214,200
175,000		8.125%, 05/15/21	178,062
442,000		Jarden Corp.µ 7.500%, 05/01/17	464,652
204,000		Liberty Media Corp.µ 8.250%, 02/01/30	201,450
		Limited Brands, Inc.
175,000		7.600%, 07/15/37µ	175,438
90,000		6.625%, 04/01/21	93,600
58,000		6.950%, 03/01/33µ	53,940
216,000		Live Nation Entertainment, Inc.* 8.125%, 05/15/18	220,860
340,000		NetFlix, Inc.µ 8.500%, 11/15/17	385,900
276,000		Perry Ellis International, Inc.µ 7.875%, 04/01/19	288,420
		Royal Caribbean Cruises, Ltd.
694,000		7.500%, 10/15/27µ	704,410
58,000		7.000%, 06/15/13µ	62,278
23,000		7.250%, 06/15/16	24,898
		Service Corp. International
496,000		7.500%, 04/01/27µ	483,600
117,000		7.000%, 05/15/19	125,483
58,000		7.625%, 10/01/18µ	64,960
58,000		Speedway Motorsports, Inc. 8.750%, 06/01/16	63,510
237,000		Vail Resorts, Inc.* 6.500%, 05/01/19	243,814
342,000		Wynn Las Vegas, LLC 7.750%, 08/15/20	379,620

			9,554,090

		Consumer Staples (0.2%)
		Constellation Brands, Inc.
282,000		7.250%, 09/01/16µ	312,315
53,000		8.375%, 12/15/14	61,083
215,000		Darling International, Inc. 8.500%, 12/15/18	237,844
175,000		Dean Foods Company* 9.750%, 12/15/18	188,125
9,000		Elizabeth Arden, Inc. 7.375%, 03/15/21	9,405
230,000		JBS USA, LLC* 7.250%, 06/01/21	228,275
255,000		Reynolds American, Inc.~ 7.250%, 06/15/37	284,219
583,000		Smithfield Foods, Inc.µ 7.750%, 07/01/17	619,437

			1,940,703

		Energy (1.1%)
1,049,000	NOK	Aker Solutions, ASA 8.700%, 06/26/14	209,952
		Arch Coal, Inc.
379,000		8.750%, 08/01/16µ	422,585
120,000		7.250%, 10/01/20	126,150
69,000		Arch Western Finance, LLC 6.750%, 07/01/13	69,776
338,000		Basic Energy Services, Inc.µ* 7.750%, 02/15/19	347,295
		Berry Petroleum Company
389,000		8.250%, 11/01/16µ	408,450
117,000		10.250%, 06/01/14	134,257
87,000		Bill Barrett Corp. 9.875%, 07/15/16	98,745
285,000		Brigham Exploration Companyµ 8.750%, 10/01/18	322,050
459,000		Bristow Group, Inc.µ 7.500%, 09/15/17	483,097
496,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	512,120
525,000		Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	561,750
		Chesapeake Energy Corp.
233,000		9.500%, 02/15/15µ	274,940
153,000		6.625%, 08/15/20	166,005
408,000		Clayton Williams Energy, Inc.* 7.750%, 04/01/19	398,820
291,000		Complete Production Services, Inc.µ 8.000%, 12/15/16	307,005
478,000		Comstock Resources, Inc.µ 8.375%, 10/15/17	509,070
316,000		Concho Resources, Inc.µ 8.625%, 10/01/17	349,180
117,000		Continental Resources, Inc.µ 8.250%, 10/01/19	129,285
		Frontier Oil Corp.
422,000		8.500%, 09/15/16	454,705
57,000		6.875%, 11/15/18µ	61,133
273,000		GulfMark Offshore, Inc.µ 7.750%, 07/15/14	276,754
408,000		Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	430,440
178,000		HollyFrontier Corp.µ 9.875%, 06/15/17	200,695

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

230,000	Hornbeck Offshore Services, Inc.µ 8.000%, 09/01/17	$236,325
58,000	Linn Energy, LLC* 6.500%, 05/15/19	58,073
262,000	Pride International, Inc. 8.500%, 06/15/19	338,869
321,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	355,048
443,000	SESI, LLCµ 6.875%, 06/01/14	451,306
254,000	SM Energy Company* 6.625%, 02/15/19	262,890
	Swift Energy Company
402,000	8.875%, 01/15/20µ	440,190
140,000	7.125%, 06/01/17	144,900
319,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	336,545
29,000	Unit Corp. 6.625%, 05/15/21	29,435
408,000	W & T Offshore, Inc.* 8.500%, 06/15/19	424,830
167,000	Whiting Petroleum Corp. 6.500%, 10/01/18	172,845

		10,505,515

	Financials (0.2%)
171,000	AON Corp.µ 8.205%, 01/01/27	197,505
134,000	Janus Capital Group, Inc. 6.700%, 06/15/17	148,626
	Leucadia National Corp.
634,000	8.125%, 09/15/15µ	700,570
139,000	7.000%, 08/15/13µ	149,425
112,000	7.125%, 03/15/17	117,180
350,000	Nuveen Investments, Inc. 10.500%, 11/15/15	366,625
	OMEGA Healthcare Investors, Inc.
224,000	7.500%, 02/15/20	240,520
87,000	6.750%, 10/15/22	88,957
291,000	Senior Housing Properties Trustµ 8.625%, 01/15/12	299,373

		2,308,781

	Health Care (0.5%)
117,000	Bio-Rad Laboratories, Inc. 8.000%, 09/15/16	131,479
146,000	Community Health Systems, Inc. 8.875%, 07/15/15	151,293
504,000	DaVita, Inc.µ 6.625%, 11/01/20	516,600
	Endo Pharmaceuticals Holdings, Inc.*
525,000	7.000%, 12/15/20µ	549,937
87,000	7.000%, 07/15/19	91,568
525,000	Giant Funding Corp.µ* 8.250%, 02/01/18	555,187
175,000	HCA, Inc.* 7.750%, 05/15/21	178,937
	HealthSouth Corp.µ
189,000	7.750%, 09/15/22	202,230
146,000	7.250%, 10/01/18	153,665
	Mylan, Inc.*
342,000	7.625%, 07/15/17µ	377,055
189,000	7.875%, 07/15/20	210,735
311,000	Teleflex, Inc. 6.875%, 06/01/19	321,885
	Valeant Pharmaceuticals International, Inc.*
437,000	7.000%, 10/01/20	423,890
204,000	7.250%, 07/15/22µ	197,370
76,000	6.750%, 10/01/17	74,670
568,000	Warner Chilcott Company, LLCµ* 7.750%, 09/15/18	576,520

		4,713,021

	Industrials (0.8%)
340,000	Abengoa, SAµ* 8.875%, 11/01/17	343,400
	BE Aerospace, Inc.
321,000	8.500%, 07/01/18µ	355,106
26,000	6.875%, 10/01/20	28,080
	Belden, Inc.
233,000	9.250%, 06/15/19	259,504
175,000	7.000%, 03/15/17µ	180,250
228,000	Boart Longyear Management Pty., Ltd.* 7.000%, 04/01/21	235,410
175,000	Clean Harbors, Inc.* 7.625%, 08/15/16	186,813
	Deluxe Corp.µ
352,000	7.375%, 06/01/15	364,320
350,000	7.000%, 03/15/19*	350,000
281,000	Dycom Investments, Inc. 7.125%, 01/15/21	288,025
175,000	Esterline Technologies Corp.µ 7.000%, 08/01/20	186,375
160,000	FTI Consulting, Inc. 6.750%, 10/01/20	164,000
146,000	GEO Group, Inc.* 6.625%, 02/15/21	146,730
282,000	GeoEye, Inc.µ 8.625%, 10/01/16	303,150
92,000	Great Lakes Dredge & Dock Corp.µ* 7.375%, 02/01/19	92,000
109,000	H&E Equipment Services, Inc. 8.375%, 07/15/16	113,088
	Huntington Ingalls Industries, Inc.*
15,000	7.125%, 03/15/21	15,563
15,000	6.875%, 03/15/18	15,525
318,000	Interline Brands, Inc.µ 7.000%, 11/15/18	326,745

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

117,000	GBP	Iron Mountain, Inc.* 7.250%, 04/15/14	$190,129
204,000		Manitowoc Company, Inc. 8.500%, 11/01/20	222,870
175,000		Mobile Mini, Inc. 7.875%, 12/01/20	183,313
		Oshkosh Corp.
305,000		8.500%, 03/01/20µ	333,212
71,000		8.250%, 03/01/17	77,035
291,000		Sensata Technologies Holding, B.V.µ* 6.500%, 05/15/19	295,365
554,000		Spirit AeroSystems Holdings, Inc.µ 7.500%, 10/01/17	592,780
466,000		Terex Corp.µ 8.000%, 11/15/17	477,067
		Triumph Group, Inc.
160,000		8.000%, 11/15/17	172,000
146,000		8.625%, 07/15/18	160,965
343,000		Tutor Perini Corp. 7.625%, 11/01/18	331,852
117,000		WESCO Distribution, Inc. 7.500%, 10/15/17	120,510

			7,111,182

		Information Technology (0.5%)
		Advanced Micro Devices, Inc.
437,000		7.750%, 08/01/20µ	462,127
209,000		8.125%, 12/15/17	223,108
		Amkor Technology, Inc.
321,000		7.375%, 05/01/18µ	331,433
233,000		6.625%, 06/01/21*	230,670
329,000		Audatex North America, Inc.* 6.750%, 06/15/18	339,692
466,000		EH Holding Corp.* 7.625%, 06/15/21	482,310
		Equinix, Inc.
379,000		7.000%, 07/15/21µ	395,107
152,000		8.125%, 03/01/18	167,960
35,000		Fidelity National Information Services, Inc. 7.875%, 07/15/20	37,538
55,000		Hynix Semiconductor, Inc.* 7.875%, 06/27/17	58,641
554,000		iGATE Corp.µ* 9.000%, 05/01/16	556,770
58,000		Jabil Circuit, Inc. 7.750%, 07/15/16	65,250
171,000		Lexmark International, Inc.µ 6.650%, 06/01/18	190,713
473,000		MEMC Electronic Materials, Inc.µ* 7.750%, 04/01/19	454,080
350,000		Sanmina-SCI Corp.µ* 7.000%, 05/15/19	342,125
		Seagate Technology*
204,000		6.875%, 05/01/20	205,530
175,000		7.000%, 11/01/21	177,625
192,000		ViaSat, Inc. 8.875%, 09/15/16	202,560

			4,923,239

		Materials (0.4%)
122,000		Airgas, Inc. 7.125%, 10/01/18	134,725
219,000		Allegheny Ludlum Corp.µ 6.950%, 12/15/25	249,578
139,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	138,653
323,000		Clearwater Paper Corp. 7.125%, 11/01/18	338,746
401,000		Greif, Inc.µ 7.750%, 08/01/19	440,098
63,000		Kraton Polymers, LLC 6.750%, 03/01/19	64,181
208,000		Nalco Holding Company 8.250%, 05/15/17	235,040
372,000		Neenah Paper, Inc.µ 7.375%, 11/15/14	381,300
350,000		Sealed Air Corp.µ* 6.875%, 07/15/33	317,501
258,000		Silgan Holdings, Inc.µ 7.250%, 08/15/16	276,705
		Steel Dynamics, Inc.
550,000		7.750%, 04/15/16µ	584,375
101,000		7.625%, 03/15/20	108,828
		Union Carbide Corp.µ
283,000		7.875%, 04/01/23	333,940
189,000		7.500%, 06/01/25	220,669

			3,824,339

		Telecommunication Services (0.3%)
352,000		CenturyLink, Inc.µ 6.875%, 01/15/28	341,317
		Frontier Communications Corp.
478,000		9.000%, 08/15/31µ	496,522
175,000		8.250%, 04/15/17	192,938
606,000		MetroPCS Wireless, Inc.µ 7.875%, 09/01/18	647,662
408,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	420,240
		Windstream Corp.
501,000		7.750%, 10/15/20	533,565
175,000		7.500%, 04/01/23µ	178,719

			2,810,963

		Utilities (0.1%)
		Calpine Corp.*
306,000		7.875%, 07/31/20µ	324,360
160,000		7.500%, 02/15/21	166,400
		NRG Energy, Inc.*
350,000		7.875%, 05/15/21µ	353,500

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

58,000		7.625%, 05/15/19	$58,145

			902,405

		TOTAL CORPORATE BONDS	48,594,238

U.S. Government and Agency Securities (0.1%)
		United States Treasury Note~
248,000		1.000%, 03/31/12	249,269
219,000		0.875%, 01/31/12	219,753

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	469,022

Sovereign Bonds (0.1%)
		Federal Republic of Brazil
108,000	BRL	10.000%, 01/01/12	694,551
38,000	BRL	10.000%, 01/01/13	238,615

		TOTAL SOVEREIGN BONDS	933,166

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.9%)#
		Consumer Discretionary (0.3%)
310		Amazon.com, Inc. Call, 01/19/13, Strike $180.00	1,974,700
130		Priceline.com, Inc. Call, 01/19/13, Strike $520.00	1,434,550

			3,409,250

		Information Technology (0.6%)
315		Apple, Inc. Call, 01/19/13, Strike $395.00	1,899,450
3,150		EMC Corp. Call, 01/19/13, Strike $25.00	1,330,875
2,000		Oracle Corp. Call, 01/19/13, Strike $30.00	1,005,000
1,500		QUALCOMM, Inc. Call, 01/19/13, Strike $55.00	1,177,500

			5,412,825

		TOTAL PURCHASED OPTIONS	8,822,075

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $55,885,758)	58,818,501

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (12.4%)
		Consumer Staples (1.3%)
90,600		Bunge, Ltd.µ 4.875%	9,116,625
260,000		Dole Food Automatic Exch* 7.000%	3,380,000

			12,496,625

		Energy (1.6%)
225,000		Apache Corp.µ 6.000%	14,656,500

		Financials (6.1%)
310,000		Affiliated Managers Group, Inc.µ 5.150%	13,291,250
19,301		Bank of America Corp.µ 7.250%	18,813,264
168,000		MetLife, Inc.µ 5.000%	13,093,920
11,600		Wells Fargo & Companyµ 7.500%	12,315,720

			57,514,154

		Industrials (0.6%)
46,760		Stanley Black & Decker, Inc.µ 4.750%	5,354,020

		Materials (1.6%)
158,810		Vale, SAµ 6.750%	14,993,252

		Utilities (1.2%)
229,650		NextEra Energy, Inc.µ 7.000%	11,712,150

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $111,198,053)	116,726,701

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (3.3%) +*
		Energy (1.4%)
89,200		Credit Suisse Group (Baker Hughes, Inc.) 8.000%, 01/31/12	6,387,612
196,000		Deutsche Bank, AG (Chesapeake Energy Corp.) 8.000%, 01/24/12	6,464,080

			12,851,692

		Health Care (0.7%)
66,200		Deutsche Bank, AG (Biogen) 8.000%, 12/13/11	6,362,482

		Information Technology (1.2%)
223,100		Barclays Capital, Inc. (EMC Corp.) 8.000%, 12/23/11	5,934,460
148,300		Credit Suisse Group (Autodesk, Inc.) 8.000%, 01/31/12	5,653,196

			11,587,656

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $31,552,755)	30,801,830

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES		VALUE

COMMON STOCKS (1.8%)
	Financials (0.1%)
17,300	American International Group, Inc.#	$496,510

	Health Care (1.7%)
496,671	Merck & Company, Inc.µ	16,951,381

	TOTAL COMMON STOCKS (Cost $20,588,265)	17,447,891

SHORT TERM INVESTMENT (5.5%)
51,957,933	Fidelity Prime Money Market Fund - Institutional Class (Cost $51,957,933)	51,957,933

TOTAL INVESTMENTS (132.1%) (Cost $1,202,173,335)		1,247,960,148

LIABILITIES, LESS OTHER ASSETS (-32.1%)		(303,600,787)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$944,359,361

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $798,468,203. $285,677,255 of the collateral has been re-registered by the counterparty.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $136,810,021 or 14.5% of net assets applicable to common shareholders.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2011.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities is $9,009,443.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
+	Structured equity-linked securities are designed to simulate the characteristics of the equity security in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
GBP	British Pound Sterling
NOK	Norwegian Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

INTEREST RATE SWAPS

					Unrealized
	Fixed Rate	Floating Rate	Termination	Notional	Appreciation/
Counterparty	(Fund Pays)	(Fund Receives)	Date	Amount	(Depreciation)

BNP Paribas, SA	2.4300% quarterly	3 month LIBOR	04/14/14	$115,000,000	$(5,413,484)

BNP Paribas, SA	1.8650% quarterly	3 month LIBOR	04/14/12	75,000,000	(860,349)

BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	53,000,000	(959,747)

					$(7,233,580)

See accompanying Notes to Schedule of Investments

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2011.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to a Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at July 31, 2011.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2011. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows:

Cost basis of investments	$1,240,858,941

Gross unrealized appreciation	52,945,075
Gross unrealized depreciation	(45,843,868)

Net unrealized appreciation (depreciation)	$7,101,207

NOTE 3 – BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to $400,000,000, and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. For the period ended July 31, 2011, the average borrowings and the average interest rate were $283,754,579 and 1.09%, respectively. As of July 31, 2011, the amount of such outstanding borrowings was $314,000,000. The interest rate applicable to the borrowings on July 31, 2011 was 0.90%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent

Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

NOTE 4 – INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 – Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 – SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 – STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward foreign currency contract.

NOTE 7 – FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period and no significant transfers between levels occurred during the period.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	Convertible and High Income Fund
	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$784,952,977	$—	$784,952,977
Convertible Bonds		164,642,899		$164,642,899
U.S. Government and Agency Securities		7,565,614		$7,565,614
Sovereign Bonds		15,045,802		$15,045,802
Synthetic Convertible Securities (Corporate Bonds)		48,594,238		$48,594,238
Synthetic Convertible Securities (U.S. Government and Agency Securities)		469,022		$469,022
Synthetic Convertible Securities (Sovereign Bonds)		933,166		$933,166
Synthetic Convertible Securities (Purchased Options)	8,822,075			$8,822,075
Convertible Preferred Stocks	90,938,826	25,787,875		$116,726,701
Structured Equity-Linked Securities		30,801,830		$30,801,830
Common Stocks	17,447,891			$17,447,891
Short Term Investment	51,957,933			$51,957,933

Total	$169,166,725	$1,078,793,423	$—	$1,247,960,148

Liabilities:
Interest Rate Swaps		7,233,580		$7,233,580

Total	$—	$7,233,580	$—	$7,233,580

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 19, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 19, 2011

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 19, 2011